Related Party Transactions (Details) - Schedule of Amount Due from a Related Party - Weiyi Lin [Member] - USD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Related Party Transaction [Line Items]
Relationship	Director of the Company
Nature	Account receivables
Repayment terms	Repayment in demand
Amount due from a related party		$ 13,280